Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional Paid-in Capital	Special Reserve	Statutory Reserve	Retained earnings (accumulated deficit)	Accumulated other comprehensive loss	Total
Balance at Jun. 30, 2022	$ 1,275	$ 2,798,895	$ 2,686,899	$ (1,722,115)	$ (1,722,115)	$ (269,038)	$ 3,495,916
Balance (in Shares) at Jun. 30, 2022	100,000
Foreign currency translation Income (loss)						(320,556)	(320,556)
Net Income (loss)				(273,099)	(273,099)		(273,099)
Balance at Jun. 30, 2023	$ 1,275	2,798,895	2,686,899		(1,995,214)	(589,594)	2,902,262
Balance (in Shares) at Jun. 30, 2023	20,000,000
Foreign currency translation Income (loss)						(13,139)	(13,139)
Net Income (loss)					841,301		841,301
Balance at Jun. 30, 2024	$ 1,275	2,798,895	2,686,899		(1,153,912)	(602,732)	3,730,425
Balance (in Shares) at Jun. 30, 2024	20,000,000
Foreign currency translation Income (loss)						75,573	75,573
Net Income (loss)					1,308,714		1,308,714
Balance at Jun. 30, 2025	$ 1,275	$ 2,798,895	$ 2,686,899		$ 154,802	$ (527,159)	$ 5,114,712
Balance (in Shares) at Jun. 30, 2025	20,000,000						20,000,000